DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Additional Information (DWAC) (Details)				12 Months Ended
	Dec. 04, 2021 USD ($) $ / shares shares	Oct. 20, 2021 USD ($) $ / shares shares	Sep. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Business $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 05, 2023 USD ($) $ / shares shares	Jun. 02, 2023 USD ($)	Apr. 21, 2023 USD ($)	Nov. 22, 2022 USD ($) $ / shares shares	Sep. 08, 2022 USD ($)	Jan. 31, 2022 shares	Oct. 31, 2021 shares	Feb. 08, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Common Stock Shares Issued | shares				100,000,000	100,000,000						100,000,000	100,000,000	10,000
Digital World Acquisition Corp. [Member]
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Business				1
Payments for investment of cash in Trust Account				$ 0	$ 2,875,000
Obligation to redeem Public Shares if entity does not complete a business combination within the combination period (as a percent)				100.00%
Minimum net tangible assets upon consummation of the business combination				$ 5,000,001
Redemption limit percentage without prior consent				0.15
Minimum net tangible assets required to be maintained upon redemption of public shares				$ 5,000,001
Redemption period upon closure				5 days
Maximum allowed dissolution expenses				$ 100,000
Digital World Acquisition Corp. [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, Value, Issued for services				$ 1,437,500
Temporary equity stock shares subject to redemption | shares						28,745			5,658
Temporary equity redemption value						$ 307,028			$ 58,916
Temporary equity, redemption price per share | $ / shares				$ 10.75	$ 10.4	$ 10.68			$ 10.41
Digital World Acquisition Corp. [Member] | Earnout Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		40,000,000
Number of Earnout Period		3 years
Digital World Acquisition Corp. [Member] | DWAC Common Stock [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of trading days used to determine VWAP		20 days
Common Stock Shares Issued | shares		10,000,000
Digital World Acquisition Corp. [Member] | DWAC Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of trading days used to determine VWAP		30 days
Common Stock Shares Issued | shares		15,000,000
Digital World Acquisition Corp. [Member] | DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Twelve Point Five [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares		$ 12.5
Digital World Acquisition Corp. [Member] | DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Fifteen [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares		15
Digital World Acquisition Corp. [Member] | DWAC Common Stock [Member] | Price Per Share of Class Common Stock Equals or Exceeds Seventeen Point Five [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares		$ 17.5
Digital World Acquisition Corp. [Member] | Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face amount							$ 2,000,000
Digital World Acquisition Corp. [Member] | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			28,750,000
Purchase price, per unit | $ / shares			$ 10
Proceeds from Issuance Initial Public Offering			$ 287,500,000
Offering costs			23,566,497
Deferred underwriting commissions			10,062,500
Fair value of the representative shares			1,437,500
Other offering costs			4,168,029
Payments for investment of cash in Trust Account			$ 293,250,000
Payments for investment of cash in Trust Account, per unit | $ / shares			$ 10.2
Stock issued during period, Value, Issued for services			$ 7,677,450
Share transfer between related parties, Value			$ 221,018
Assets Remaining for Distribution, Value per Share | $ / shares			$ 10.45
Digital World Acquisition Corp. [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			3,750,000
Underwriting option period			45 days
Digital World Acquisition Corp. [Member] | Merger agreement with TMTG [Member]
Subsidiary, Sale of Stock [Line Items]
Agreed consideration		$ 875,000,000
True up period after the closing				90 days
Digital World Acquisition Corp. [Member] | DWAC Merger Sub Inc [Member] | Earnout Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		55.00%
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face amount								$ 1,125,700		$ 2,875,000
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			1,133,484
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			1,133,484
Purchase price, per unit | $ / shares			$ 10
Gross proceeds from sale of units			$ 11,334,840
Digital World Acquisition Corp. [Member] | PIPE Investors [Member] | Private Placement | Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 1,000
Number of shares issued | shares	1,000,000
Stock issued during period, value, new issues	$ 1,000,000,000